Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Abstract]
Disclosure of property, plant and equipment [Text block]
Table of Contents

Note 10Property, plant and equipment

Philips Group
Property, plant and equipment
in millions of EUR
2017
	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2017:
Cost	1,766	3,222	1,897	179	7,064
Accumulated depreciation	(912)	(2,546)	(1,451)		(4,909)
Book value	854	676	446	179	2,155
Change in book value:
Capital expenditures	17	128	86	320	551
Assets available for use	63	117	129	(309)	-
Acquisitions	-	71	3		74
Depreciation	(60)	(205)	(169)		(434)
Impairments	(1)	(32)	(11)	-	(44)
Reclassifications	39	(47)	9	3	4
Transfer (to) from assets classified as held for sale	(284)	(186)	(82)	(44)	(596)
Translation differences and other	(44)	(32)	(35)	(9)	(120)
Total changes	(270)	(185)	(70)	(39)	(564)
Balance as of December 31, 2017:
Cost	1,111	1,708	1,449	140	4,408
Accumulated depreciation	(527)	(1,217)	(1,074)		(2,818)
Book value	584	491	376	140	1,591
Philips Group
Property, plant and equipment
in millions of EUR
2016
	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2016:
Cost	1,864	3,260	1,873	220	7,217
Accumulated depreciation	(951)	(2,525)	(1,419)		(4,895)
Book value	913	735	454	220	2,322
Change in book value:
Capital expenditures	14	142	101	318	575
Assets available for use	112	108	137	(357)
Depreciation	(80)	(257)	(191)		(528)
Impairments	(25)	(40)	(13)	-	(78)
Transfer (to) from assets classified as held for sale	(92)	(4)	(2)	(2)	(100)
Translation differences and other	12	(8)	(40)	-	(36)
Total changes	(59)	(59)	(8)	(41)	(167)
Balance as of December 31, 2016:
Cost	1,766	3,222	1,897	179	7,064
Accumulated depreciation	(912)	(2,546)	(1,451)		(4,909)
Book value	854	676	446	179	2,155

Land with a book value of EUR 50 million at December 31, 2017 (2016: EUR 73 million) is not depreciated. Property, plant and equipment includes financial lease assets with a book value of EUR 281 million at December 31, 2017 (2016: EUR 271 million).

The expected useful lives of property, plant and equipment are as follows:

Philips Group
Useful lives of property, plant and equipment
in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years

The operating lease obligations are mainly related to the rental of buildings. A number of these leases originate from sale-and-leaseback arrangements. Operating lease payments under sale-and-leaseback arrangements for 2017 totaled EUR 31 million (2016: EUR 32 million).

The remaining minimum payments under sale-and-leaseback arrangements included in operating lease obligations above are as follows:

Philips Group
Operating lease - minimum payments under sale-and-leaseback arrangements
in millions of EUR
2017
2018	31
2019	30
2020	24
2021	23
2022	20
Thereafter	91